Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets

The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years